PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income(Loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net Revenues	$ 95,169	¥ 616,485	¥ 606,883	¥ 563,124
Cost of revenues	(54,546)	(353,336)	(274,562)	(217,655)
General and administrative expenses	(20,524)	(132,952)	(53,576)	(84,506)
Selling expenses	(17,416)	(112,815)	(95,096)	(104,667)
Operating income (loss)	(887)	(5,743)	183,649	156,296
Interest income	3,465	22,447	21,208	9,828
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the year ended December 31,2015)	(8,215)	(53,214)	(53,470)	¥ (36,884)
Total losses	5,207	33,731	¥ 2,605
Loss on debt extinguishment	(5,657)	(36,648)
Foreign exchange gain	1,597	10,348	¥ 9,585	¥ 784
Net income (loss) attributable to ordinary shareholders	(12,087)	(78,304)	124,709	85,893
Other comprehensive income, (loss), net of tax of nil
Foreign currency translation adjustments	(4,311)	(27,923)	(3,368)	1,672
Total other comprehensive income (loss)	(16,549)	(107,202)	116,904	92,868
Comprehensive income (loss) attributable to Concord Medical Services Holdings Limited's shareholders	$ (16,398)	¥ (106,227)	¥ 121,341	¥ 87,565
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Revenues
Cost of revenues
General and administrative expenses	$ (3,338)	¥ (21,623)	¥ (7,892)	¥ (24,028)
Selling expenses	(123)	(797)	(754)	(2,231)
Operating income (loss)	(3,461)	(22,420)	(8,646)	(26,259)
Equity in profit or loss of subsidiaries	(6,194)	(40,120)	146,488	114,146
Interest income	161	1,043	570	1
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the year ended December 31,2015)	(3,183)	(20,619)	(17,899)	¥ (3,398)
Total losses	5,319	34,455	¥ 2,605
Loss on debt extinguishment	(5,657)	(36,648)
Foreign exchange gain	927	6,006	¥ 1,591	¥ 1,402
Net income (loss) attributable to ordinary shareholders	(12,088)	(78,303)	124,709	85,893
Net income (loss) attributable to ordinary shareholders	(12,088)	(78,303)	124,709	85,893
Other comprehensive income, (loss), net of tax of nil
Foreign currency translation adjustments	(4,311)	(27,923)	(3,368)	1,672
Total other comprehensive income (loss)	(4,311)	(27,923)	(3,368)	1,672
Comprehensive income (loss) attributable to Concord Medical Services Holdings Limited's shareholders	$ (16,399)	¥ (106,226)	¥ 121,341	¥ 87,565